Long-term Debt and Capital Structure - Schedule of Long Term Debt (Detail) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt Discounts and Transaction Costs	$ (60)	$ (77)
Long-Term Debt	7,152	9,164
Less: Current Portion	654	682
Long-Term Portion	6,498	8,482
Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal, (CAD equivalent)	7,212	9,241
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Debt Principal, (CAD equivalent)	$ 7,212	$ 9,241